Commitments and Contingencies (Gain Contingencies) (Details)	1 Months Ended
	Mar. 31, 2012 Defamation claim [Member] Tencent [Member] USD ($)	Mar. 31, 2012 Defamation claim [Member] Tencent [Member] CNY	Nov. 30, 2010 Defamation claim [Member] Tencent [Member] CNY	Feb. 28, 2013 Defamation claim [Member] Shanghai Jingwen [Member] CNY	Nov. 30, 2011 Abuse of dominant market position claim [Member] Tencent [Member] USD ($)	Nov. 30, 2011 Abuse of dominant market position claim [Member] Tencent [Member] CNY
Gain Contingencies [Line Items]
Gain Contingency, Damages Sought, Value	$ 200,000	1,000,000	1.0	50,000,000	$ 23,800,000	150,000,000